Supplement to the John Hancock Equity Funds Prospectus dated March 1, 2004

The paragraphs under the following heading in the "How Sales Charges are Calculated" section of the prospectus have been deleted and replaced with the following:

Investments of $1 million or more Class A and Class shares are available with no front-end sales charge. Please consult your financial adviser for the class most suitable for you.

There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase as follows:

Class A deferred charges on $1 million+ investments

                                     CDSC on shares
Your investment                      being sold

First $1M - $4,999,999               1.00%
Next $1 - $5M above that             0.50%
Next $1 or more above that           0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if a commission or a finder's fee has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

                                     CDSC on shares
Years after purchase                 being sold

1st year                             5.00%
2nd year                             4.00%
3rd or 4th year                      3.00%
5th year                             2.00%
6th year                             1.00%
After 6th year                       none

Class C deferred charges

Years after purchase                 CDSC

1st year                             1.00%
After 1st year                       none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

                                                                   April 8, 2004
                                                                      EQTPS 4/04

Supplement to the John Hancock Fundamental Value Fund Prospectus dated March 1, 2004
Supplement to the John Hancock Mid Cap Equity Fund Prospectus dated March 1,
2004
Supplement to the John Hancock Strategic Growth Fund Prospectus dated March 1, 2004

The paragraphs under the following heading in the "How Sales Charges are Calculated" sections of these prospectuses have been deleted and replaced with the following:

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. Please consult your financial adviser for the class most suitable for you.

There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase as follows:

Class A deferred charges on $1 million+ investments

                                     CDSC on shares
Your investment                      being sold

First $1M - $4,999,999               1.00%
Next $1 - $5M above that             0.50%
Next $1 or more above that           0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if a commission or a finder's fee has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

                                     CDSC on shares
Years after purchase                 being sold

1st year                             5.00%
2nd year                             4.00%
3rd or 4th year                      3.00%
5th year                             2.00%
6th year                             1.00%
After 6th year                       none

Class C deferred charges

Years after purchase                 CDSC

1st year                             1.00%
After 1st year                       none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

                                                                   April 8, 2004
                                                                      MF0PS 4/04